Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	BTI
Entity Registrant Name	British American Tobacco p.l.c.
Entity Central Index Key	0001303523
Current Fiscal Year End Date	--12-31